Basis of Presentation of the Consolidated Financial Statements - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Employee benefits expense	€ 5,280	€ 8,066	€ 6,332
Individual Suspension Plan
Disclosure of other provisions [line items]
Employee benefits expense	€ 1,732		€ 297